Earnings Per Share: (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic earnings per share:
Weighted average common shares									7,486,445	7,460,294	5,620,093
Adjustment for stock dividend											112,402
Weighted average common shares	7,487,726	7,487,283	7,485,283	7,484,475	7,484,420	7,481,448	7,467,438	7,465,077	7,486,445	7,460,294	5,732,495	[1]
Dilutive effect of stock options
Adjustment for stock dividend
Weighted average common and incremental shares	7,487,726	7,487,283	7,485,283	7,484,475	7,484,420	7,481,448	7,467,438	7,465,077	7,486,445	7,460,294	5,732,495	[1]

[1]	Weighted average shares outstanding (basic and diluted) for 2010 adjusted to reflected 2% stock dividend paid to shareholders of record on October 3, 2011.